Deferred and contingent consideration (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Contingent Liabilities In Business Combination Line Items
Disclosure of deferred and contingent consideration [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Deferred Consideration	50,109	-
Contingent Consideration	16,873	-
Nkran Royalty	4,388	-
Total deferred and contingent consideration	71,370	-

Less: current portion of Deferred Consideration	(23,535)	-
Total non-current portion of deferred and contingent consideration	47,835	-

Deferred consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Disclosure of carrying amount of consideration [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	47,628	‐
Accretion expense	2,481	‐
Balance, end of year	50,109	-

Contingent consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Disclosure of carrying amount of consideration [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	13,337	‐
Change in fair value during the year	3,536	‐
Balance, end of year	16,873	-

Nkran Royalty [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Disclosure of carrying amount of consideration [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	‐	‐
Initial recognition at fair value (note 6)	3,030	‐
Change in fair value during the year	1,358	‐
Balance, end of year	4,388	-